Income taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income taxes
Current income tax expense	$ 5.4	$ 7.7	$ 12.8	$ 15.5
Deferred income tax expenses	5.7	3.4	11.8	6.0
Total income tax expense	$ 11.1	$ 11.1	$ 24.6	$ 21.5